Prepayments and Other Assets, Net (Details) - Schedule of Allowance for Doubtful Rental and Other Deposits - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Rental and Other Deposits [Abstract]
Balance at the beginning of the year/period	¥ 3,959	¥ 3,984
Receivables written off for the year/period		(25)
Balance at the end of the year/period	¥ 3,959	¥ 3,959